Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses [Abstract]
Accrued employee costs	$ 2,739	$ 1,581	$ 744
Accrued research costs	2,759	566	70
Accrued other costs	762	410	88
Accrued expenses	$ 6,260	$ 2,557	$ 902